Share-Based Compensation - Assumptions to estimate the fair value of options (Details) - Employee Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation
Risk-free interest rate, minimum (in percent)	4.56%	4.14%	3.81%
Risk-free interest rate, maximum (in percent)	4.93%	4.85%	5.13%
Expected volatility, minimum (in percent)	50.10%	50.22%	50.31%
Expected volatility, maximum (in percent)	50.29%	50.39%	50.55%
Expected dividend yield (in percent)	0.00%	0.00%	0.00%
Exercise multiple	2.8	2.8	2.8
Post-vesting forfeit rate	0.00%	0.00%	0.00%
Fair value of underlying Ordinary Share, minimum (in dollars per share)	$ 24.1275	$ 24.0275	$ 17.1475
Fair value of underlying Ordinary Share, maximum (in dollars per share)	33.7175	36.41	36.3175
Fair value of share option, minimum	24.1228	24.0226	17.1425
Fair value of share option, maximum	$ 33.7127	$ 36.4051	$ 36.3127